Nature of Operations and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations and Going Concern [Line Items]
Proportion of ownership interests held by non-controlling interests	60.00%
Cash and cash equivalents	$ 25,210	$ 31,738	$ 38,865
Funds received	100,000
Stream agreement	90,000
Royalty Agreement Proceeds	10,000
Stream Agreement [Member]
Nature of Operations and Going Concern [Line Items]
Cash consideration	200,000
Royal Gold [Member]
Nature of Operations and Going Concern [Line Items]
Cash consideration	200,000
Second Tranche [Member]
Nature of Operations and Going Concern [Line Items]
Stream agreement	50,000
Third Tranche [Member]
Nature of Operations and Going Concern [Line Items]
Stream agreement	$ 50,000